Stock-Based Compensation - Narrative (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	$ 5.5	$ 0.0	$ 0.0
Unamortized compensation expense	$ 16.1
Unamortized compensation expense, period of recognition	2 years 4 months 24 days
Common Stock | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum issuance of common stock (in shares)	7.5